Notes to the consolidated statements of income - Net deferred income tax assets and liabilities (Details) - EUR (€)	Mar. 31, 2018	Dec. 31, 2017
Notes to the consolidated statements of income
Deferred taxes assets	€ 324,851,000	€ 315,168,000
Deferred taxes liabilities	€ 457,800,000	€ 467,540,000